Share Capital and Reserves (Details) - Schedule of Initial Recognition Date Gross Proceeds Received - Fair value at Closing Date [Member] ₪ in Thousands	Dec. 31, 2023 ILS (₪)
Share Capital and Reserves (Details) - Schedule of Initial Recognition Date Gross Proceeds Received [Line Items]
Derivative warrant liability	₪ 3,947	[1]
Pre-funded warrant and ADSs	39,494
Total gross consideration	₪ 43,441

[1]	The fair value of the derivate warrant liability was determined and estimated at level 1 in the fair value hierarchy based on the price of the Warrants of $0.3508 which is an average quoted market trading price in the first four business days following the Closing Date.